Lease Transactions (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Sales type and direct financing leases:
Finance income on net investment	¥ 72,707	¥ 73,163
Operating leases:
Lease income	5,921	5,085
Total	¥ 78,628	¥ 78,248